UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21694

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MELLON OPTIMA L/S STRATEGY FUND, LLC

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(Exact name of registrant as specified in charter)

Mellon Financial Center

One Boston Place, 024-0071

Boston, Massachusetts 02108

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(Address of principal executive offices) (Zip code)

Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, Massachusetts 02109

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000

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Date of fiscal year end: March 31

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Date of reporting period: July 1, 2007 - June 30, 2008

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ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:	/S/ J. DAVID OFFICER
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J. David Officer, President

Date:	August 11, 2008